Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (3,706,166)	$ (5,786,311)	$ (2,139,320)